UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21120

Conestoga Funds
(Exact name of registrant as specified in charter)

550 E. Swedesford Road, Suite 120 Wayne, PA	19087
(Address of principal executive offices)	(Zip code)

Conestoga Capital Advisors 550 E. Swedesford Road, Suite 120 Wayne, PA 19087
(Name and address of agent for service)

With Copy To:
Josh Deringer, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Registrant's telephone number, including area code:	(800) 320-7790

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Conestoga Small Cap Fund

Institutional Class (CCALX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Conestoga Small Cap Fund (the "Fund") for the six months ended March 31, 2026 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/small-cap-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.90%

How did the Fund perform during the Period and what affected its performance?

      Equity markets were volatile over the Period. Early strength carried over from late 2025 as investors remained optimistic around economic resilience and moderating inflation. However, sentiment shifted during the first quarter as concerns around slowing earnings growth, particularly within higher-multiple growth companies, and ongoing geopolitical uncertainty weighed on equities. Market leadership remained narrow, with a small group of stocks driving a disproportionate share of returns, while many areas of the market experienced broad-based multiple compression.

      The Fund underperformed the Russell 3000® Index and also underperformed its primary benchmark, the Russell 2000® Growth Index, over the Period. Stock selection effects detracted from returns relative to the Russell 2000® Growth Index, while sector allocations were a modest headwind.

      An overweight to Software and an underweight to Biotechnology were the largest detractors. Stock selection was particularly challenging within the Technology and Health Care sectors, while Basic Materials, Financials, and Consumer Discretionary contributed positively. From a security selection standpoint, RBC Bearings, Inc. and ESCO Technologies, Inc. were among the top contributors, while Stevanato Group S.p.A. and Descartes Systems Group, Inc. (The) were notable detractors.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Conestoga Small Cap Fund - Institutional Class - $589,821
Russell 2000® Growth Index - $636,005
Russell 3000® Index - $903,933
$925,000
$790,000
$655,000
$520,000
$385,000
$250,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Conestoga Small Cap Fund - Institutional Class	Russell 2000® Growth Index	Russell 3000® Index
Mar-2016	$250,000	$250,000	$250,000
Mar-2017	$307,872	$307,584	$295,167
Mar-2018	$389,329	$364,889	$335,939
Mar-2019	$433,428	$378,948	$365,389
Mar-2020	$388,719	$308,541	$332,046
Mar-2021	$647,493	$586,849	$539,668
Mar-2022	$619,884	$502,769	$604,021
Mar-2023	$591,867	$449,496	$552,194
Mar-2024	$667,096	$540,953	$713,950
Mar-2025	$618,035	$514,666	$765,490
Mar-2026	$589,821	$636,005	$903,933

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga Small Cap Fund - Institutional Class	-7.56%	-4.56%	-1.85%	8.96%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.72%
Russell 2000® Growth Index	-1.63%	23.58%	1.62%	9.79%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

Fund Statistics

(as of March 31, 2026)

  Net Assets$2,231,985,529
  Total Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$11,885,902
  Portfolio Turnover Rate14%

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2026)

Industrials
38.7%
Health Care
16.6%
Technology
16.1%
Basic Materials
8.9%
Consumer Discretionary
6.8%
Utilities
4.5%
Telecommunications
4.1%
Real Estate
3.9%
Consumer Staples
1.1%
Money Market Funds
0.2%
Liabilities in Excess of Other Assets
-0.9%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.2%
Consumer Staples	1.1%
Real Estate	3.9%
Telecommunications	4.1%
Utilities	4.5%
Consumer Discretionary	6.8%
Basic Materials	8.9%
Technology	16.1%
Health Care	16.6%
Industrials	38.7%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
LeMaitre Vascular, Inc.	4.6%
RBC Bearings, Inc.	4.6%
Casella Waste Systems, Inc. - Class A	4.5%
ESCO Technologies, Inc.	4.3%
Balchem Corporation	4.3%
Digi International, Inc.	4.1%
FirstService Corporation	3.9%
Novanta, Inc.	3.7%
Construction Partners, Inc. - Class A	3.5%
SiteOne Landscape Supply, Inc.	3.3%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Small Cap Fund - Institutional Class (CCALX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033126-CCALX

Conestoga Small Cap Fund

Investors Class (CCASX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Conestoga Small Cap Fund (the "Fund") for the six months ended March 31, 2026 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/small-cap-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$53	1.10%

How did the Fund perform during the Period and what affected its performance?

      Equity markets were volatile over the Period. Early strength carried over from late 2025 as investors remained optimistic around economic resilience and moderating inflation. However, sentiment shifted during the first quarter as concerns around slowing earnings growth, particularly within higher-multiple growth companies, and ongoing geopolitical uncertainty weighed on equities. Market leadership remained narrow, with a small group of stocks driving a disproportionate share of returns, while many areas of the market experienced broad-based multiple compression.

      The Fund underperformed the Russell 3000® Index and also underperformed its primary benchmark, the Russell 2000® Growth Index, over the Period. Stock selection effects detracted from returns relative to the Russell 2000® Growth Index, while sector allocations were a modest headwind.

      An overweight to Software and an underweight to Biotechnology were the largest detractors. Stock selection was particularly challenging within the Technology and Health Care sectors, while Basic Materials, Financials, and Consumer Discretionary contributed positively. From a security selection standpoint, RBC Bearings, Inc. and ESCO Technologies, Inc. were among the top contributors, while Stevanato Group S.p.A. and Descartes Systems Group, Inc. (The) were notable detractors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Conestoga Small Cap Fund - Investors Class - $23,126
Russell 2000® Growth Index - $25,440
Russell 3000® Index - $36,157
$40,000
$30,000
$20,000
$10,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Conestoga Small Cap Fund - Investors Class	Russell 2000® Growth Index	Russell 3000® Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$12,292	$12,303	$11,807
Mar-2018	$15,509	$14,596	$13,438
Mar-2019	$17,234	$15,158	$14,616
Mar-2020	$15,422	$12,342	$13,282
Mar-2021	$25,641	$23,474	$21,587
Mar-2022	$24,501	$20,111	$24,161
Mar-2023	$23,347	$17,980	$22,088
Mar-2024	$26,259	$21,638	$28,558
Mar-2025	$24,280	$20,587	$30,620
Mar-2026	$23,126	$25,440	$36,157

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga Small Cap Fund - Investors Class	-7.66%	-4.75%	-2.04%	8.75%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.72%
Russell 2000® Growth Index	-1.63%	23.58%	1.62%	9.79%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

Fund Statistics

(as of March 31, 2026)

  Net Assets$2,231,985,529
  Total Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$11,885,902
  Portfolio Turnover Rate14%

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2026)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market Funds	0.2%
Consumer Staples	1.1%
Real Estate	3.9%
Telecommunications	4.1%
Utilities	4.5%
Consumer Discretionary	6.8%
Basic Materials	8.9%
Technology	16.1%
Health Care	16.6%
Industrials	38.7%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
LeMaitre Vascular, Inc.	4.6%
RBC Bearings, Inc.	4.6%
Casella Waste Systems, Inc. - Class A	4.5%
ESCO Technologies, Inc.	4.3%
Balchem Corporation	4.3%
Digi International, Inc.	4.1%
FirstService Corporation	3.9%
Novanta, Inc.	3.7%
Construction Partners, Inc. - Class A	3.5%
SiteOne Landscape Supply, Inc.	3.3%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Small Cap Fund - Investors Class (CCASX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033126-CCASX

Conestoga SMid Cap Fund

Institutional Class (CCSGX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Conestoga SMid Cap Fund (the "Fund") for the six months ended March 31, 2026 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/smid-cap-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.85%

How did the Fund perform during the Period and what affected its performance?

      Equity markets were volatile over the Period. Early strength carried over from late 2025 as investors remained optimistic around economic resilience and moderating inflation. However, sentiment shifted during the first quarter as concerns around slowing earnings growth, particularly within higher-multiple growth companies, and ongoing geopolitical uncertainty weighed on equities. Market leadership remained narrow, with a small group of stocks driving a disproportionate share of returns, while many areas of the market experienced broad-based multiple compression.

      The Fund underperformed the Russell 3000® Index and also underperformed its primary benchmark, the Russell 2500® Growth Index, over the Period. Stock selection effects detracted from returns relative to the Russell 2500® Growth Index, while sector allocations contributed modestly.

      Stock selection was particularly challenging within the Industrials, Health Care, and Technology sectors, while Basic Materials and Financials contributed positively. From a security selection standpoint, RBC Bearings, Inc. and Balchem Corporation were among the top contributors, while Stevanato Group S.p.A. and Tyler Technologies, Inc. were notable detractors. An overweight to Software and an underweight to Biotechnology were also large detractors from relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Conestoga SMid Cap Fund - Institutional Class - $637,073
Russell 2500® Growth Index - $675,793
Russell 3000® Index - $903,933
$925,000
$790,000
$655,000
$520,000
$385,000
$250,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Conestoga SMid Cap Fund - Institutional Class	Russell 2500® Growth Index	Russell 3000® Index
Mar-2016	$250,000	$250,000	$250,000
Mar-2017	$305,246	$299,429	$295,167
Mar-2018	$400,871	$359,076	$335,939
Mar-2019	$446,233	$386,166	$365,389
Mar-2020	$409,741	$330,561	$332,046
Mar-2021	$673,166	$619,795	$539,668
Mar-2022	$659,135	$557,094	$604,021
Mar-2023	$591,275	$499,425	$552,194
Mar-2024	$708,098	$604,919	$713,950
Mar-2025	$707,239	$566,394	$765,490
Mar-2026	$637,073	$675,793	$903,933

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga SMid Cap Fund - Institutional Class	-12.82%	-9.92%	-1.10%	9.81%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.72%
Russell 2500® Growth Index	-3.20%	19.31%	1.75%	10.46%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

Fund Statistics

(as of March 31, 2026)

  Net Assets$497,975,065
  Total Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$1,941,098
  Portfolio Turnover Rate10%

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2026)

Industrials
38.9%
Technology
18.2%
Consumer Discretionary
12.7%
Health Care
11.0%
Basic Materials
9.1%
Utilities
4.6%
Real Estate
4.0%
Money Market Funds
0.9%
Financials
0.6%

Table Summary
Value	Value
Financials	0.6%
Money Market Funds	0.9%
Real Estate	4.0%
Utilities	4.6%
Basic Materials	9.1%
Health Care	11.0%
Consumer Discretionary	12.7%
Technology	18.2%
Industrials	38.9%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
RBC Bearings, Inc.	5.0%
Casella Waste Systems, Inc. - Class A	4.6%
Rollins, Inc.	4.2%
Balchem Corporation	4.1%
FirstService Corporation	4.0%
Construction Partners, Inc. - Class A	3.7%
Descartes Systems Group, Inc. (The)	3.2%
CSW Industrials, Inc.	3.1%
SPX Technologies, Inc.	3.1%
Novanta, Inc.	3.0%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga SMid Cap Fund - Institutional Class (CCSGX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033126-CCSGX

Conestoga SMid Cap Fund

Investors Class (CCSMX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Conestoga SMid Cap Fund (the "Fund") for the six months ended March 31, 2026 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/smid-cap-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$51	1.10%

How did the Fund perform during the Period and what affected its performance?

      Equity markets were volatile over the Period. Early strength carried over from late 2025 as investors remained optimistic around economic resilience and moderating inflation. However, sentiment shifted during the first quarter as concerns around slowing earnings growth, particularly within higher-multiple growth companies, and ongoing geopolitical uncertainty weighed on equities. Market leadership remained narrow, with a small group of stocks driving a disproportionate share of returns, while many areas of the market experienced broad-based multiple compression.

      The Fund underperformed the Russell 3000® Index and also underperformed its primary benchmark, the Russell 2500® Growth Index, over the Period. Stock selection effects detracted from returns relative to the Russell 2500® Growth Index, while sector allocations contributed modestly.

      Stock selection was particularly challenging within the Industrials, Health Care, and Technology sectors, while Basic Materials and Financials contributed positively. From a security selection standpoint, RBC Bearings, Inc. and Balchem Corporation were among the top contributors, while Stevanato Group S.p.A. and Tyler Technologies, Inc. were notable detractors. An overweight to Software and an underweight to Biotechnology were also large detractors from relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Conestoga SMid Cap Fund - Investors Class - $24,851
Russell 2500® Growth Index - $27,032
Russell 3000® Index - $36,157
$40,000
$30,000
$20,000
$10,000
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Conestoga SMid Cap Fund - Investors Class	Russell 2500® Growth Index	Russell 3000® Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$12,172	$11,977	$11,807
Mar-2018	$15,954	$14,363	$13,438
Mar-2019	$17,707	$15,447	$14,616
Mar-2020	$16,231	$13,222	$13,282
Mar-2021	$26,588	$24,792	$21,587
Mar-2022	$25,967	$22,284	$24,161
Mar-2023	$23,243	$19,977	$22,088
Mar-2024	$27,761	$24,197	$28,558
Mar-2025	$27,657	$22,656	$30,620
Mar-2026	$24,851	$27,032	$36,157

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga SMid Cap Fund - Investors Class	-12.93%	-10.15%	-1.34%	9.53%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.72%
Russell 2500® Growth Index	-3.20%	19.31%	1.75%	10.46%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

Fund Statistics

(as of March 31, 2026)

  Net Assets$497,975,065
  Total Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$1,941,098
  Portfolio Turnover Rate10%

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2026)

Table Summary
Value	Value
Financials	0.6%
Money Market Funds	0.9%
Real Estate	4.0%
Utilities	4.6%
Basic Materials	9.1%
Health Care	11.0%
Consumer Discretionary	12.7%
Technology	18.2%
Industrials	38.9%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
RBC Bearings, Inc.	5.0%
Casella Waste Systems, Inc. - Class A	4.6%
Rollins, Inc.	4.2%
Balchem Corporation	4.1%
FirstService Corporation	4.0%
Construction Partners, Inc. - Class A	3.7%
Descartes Systems Group, Inc. (The)	3.2%
CSW Industrials, Inc.	3.1%
SPX Technologies, Inc.	3.1%
Novanta, Inc.	3.0%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga SMid Cap Fund - Investors Class (CCSMX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033126-CCSMX

Conestoga Discovery Fund

Institutional Class (CMIRX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Conestoga Discovery Fund (the "Fund") for the six months ended March 31, 2026 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/discovery-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	1.25%

How did the Fund perform during the Period and what affected its performance?

      Equity markets were volatile over the Period. Early strength carried over from late 2025 as investors remained optimistic around economic resilience and moderating inflation. However, sentiment shifted during the first quarter as concerns around slowing earnings growth, particularly within higher-multiple growth companies, and ongoing geopolitical uncertainty weighed on equities. Market leadership remained narrow, with a small group of stocks driving a disproportionate share of returns, while many areas of the market experienced broad-based multiple compression.

      The Fund underperformed the Russell 3000® Index and also underperformed its primary benchmark, the Russell Microcap® Growth Index, over the Period. Stock selection effects detracted from returns relative to the Russell Microcap® Growth Index, while sector allocations contributed modestly.

      Stock selection was particularly challenging within the Health Care, Technology, and Industrials sectors, while Consumer Staples and lack of exposure to Energy contributed positively. From a security selection standpoint, Planet Labs PBC - Class A and Twist Bioscience Corporation were among the top contributors, while Phreesia, Inc. and Alpha Teknova, Inc. were notable detractors. An overweight to Software and an underweight to Biotechnology were also large detractors from relative performance.

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

Table Summary
	Conestoga Discovery Fund - Institutional Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$250,000	$250,000	$249,999
Mar-2019	$269,333	$258,574	$252,976
Mar-2020	$236,257	$234,978	$197,430
Mar-2021	$524,799	$381,905	$440,434
Mar-2022	$449,102	$427,445	$328,087
Mar-2023	$375,759	$390,770	$269,087
Mar-2024	$372,745	$505,239	$310,615
Mar-2025	$370,233	$541,712	$292,183
Mar-2026	$436,059	$639,683	$414,449

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	Since Inception (November 30, 2018)***
Conestoga Discovery Fund - Institutional Class	-9.01%	17.78%	-3.64%	7.88%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.67%
Russell Microcap® Growth Index	-2.19%	41.84%	-1.21%	7.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

*Not annualized

** Annualized

***Performance prior to December 20, 2021, is that of another investment vehicle (the “Predecessor Fund”) before the commencement of the Fund's operations. The Predecessor Fund was converted into the Fund on December 20, 2021.  The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Returns for the Fund's shares reflect all charges, expenses and fees of the Predecessor Fund.

Fund Statistics

(as of March 31, 2026)

  Net Assets$4,934,445
  Total Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$0
  Portfolio Turnover Rate31%

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2026)

Industrials
35.3%
Health Care
26.9%
Technology
11.7%
Consumer Staples
8.5%
Consumer Discretionary
6.5%
Financials
5.0%
Telecommunications
4.1%
Money Market Funds
1.6%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.6%
Telecommunications	4.1%
Financials	5.0%
Consumer Discretionary	6.5%
Consumer Staples	8.5%
Technology	11.7%
Health Care	26.9%
Industrials	35.3%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
Mama's Creations, Inc.	5.7%
Twist Bioscience Corporation	5.5%
Palomar Holdings, Inc.	5.0%
Vericel Corporation	4.6%
Transcat, Inc.	4.4%
Electrovaya, Inc.	4.2%
Digi International, Inc.	4.1%
iRadimed Corporation	4.1%
Hillman Solutions Corporation	4.0%
Universal Technical Institute, Inc.	3.9%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Discovery Fund - Institutional Class (CMIRX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033126-CMIRX

Conestoga Discovery Fund

Investors Class (CMCMX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Conestoga Discovery Fund (the "Fund") for the six months ended March 31, 2026 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/discovery-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the Period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$71	1.50%

How did the Fund perform during the Period and what affected its performance?

      Equity markets were volatile over the Period. Early strength carried over from late 2025 as investors remained optimistic around economic resilience and moderating inflation. However, sentiment shifted during the first quarter as concerns around slowing earnings growth, particularly within higher-multiple growth companies, and ongoing geopolitical uncertainty weighed on equities. Market leadership remained narrow, with a small group of stocks driving a disproportionate share of returns, while many areas of the market experienced broad-based multiple compression.

      The Fund underperformed the Russell 3000® Index and also underperformed its primary benchmark, the Russell Microcap® Growth Index, over the Period. Stock selection effects detracted from returns relative to the Russell Microcap® Growth Index, while sector allocations contributed modestly.

      Stock selection was particularly challenging within the Health Care, Technology, and Industrials sectors, while Consumer Staples and lack of exposure to Energy contributed positively. From a security selection standpoint, Planet Labs PBC - Class A and Twist Bioscience Corporation were among the top contributors, while Phreesia, Inc. and Alpha Teknova, Inc. were notable detractors. An overweight to Software and an underweight to Biotechnology were also large detractors from relative performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Conestoga Discovery Fund - Investors Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$10,000	$10,000	$9,999
Mar-2019	$10,764	$10,343	$10,119
Mar-2020	$9,419	$9,399	$7,897
Mar-2021	$20,870	$15,276	$17,617
Mar-2022	$17,808	$17,098	$13,123
Mar-2023	$14,876	$15,631	$10,763
Mar-2024	$14,717	$20,210	$12,424
Mar-2025	$14,597	$21,668	$11,687
Mar-2026	$17,130	$25,587	$16,577

Average Total Returns

(period ended March 31, 2026)

Table Summary
	6 Months*	1 Year**	5 Years**	Since Inception (November 30, 2018)***
Conestoga Discovery Fund - Investors Class	-9.19%	17.35%	-3.87%	7.62%
Russell 3000® Index	-1.65%	18.09%	10.87%	13.67%
Russell Microcap® Growth Index	-2.19%	41.84%	-1.21%	7.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

*Not annualized

** Annualized

***Performance prior to December 20, 2021, is that of another investment vehicle (the “Predecessor Fund”) before the commencement of the Fund's operations. The Predecessor Fund was converted into the Fund on December 20, 2021.  The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Returns for the Fund's shares reflect all charges, expenses and fees of the Predecessor Fund.

Fund Statistics

(as of March 31, 2026)

  Net Assets$4,934,445
  Total Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$0
  Portfolio Turnover Rate31%

Asset Weighting (% of total investments)

(as of March 31, 2026)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of March 31, 2026)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.6%
Telecommunications	4.1%
Financials	5.0%
Consumer Discretionary	6.5%
Consumer Staples	8.5%
Technology	11.7%
Health Care	26.9%
Industrials	35.3%

Top 10 Holdings (% of net assets)

(as of March 31, 2026)

Table Summary
Holding Name	% of Net Assets
Mama's Creations, Inc.	5.7%
Twist Bioscience Corporation	5.5%
Palomar Holdings, Inc.	5.0%
Vericel Corporation	4.6%
Transcat, Inc.	4.4%
Electrovaya, Inc.	4.2%
Digi International, Inc.	4.1%
iRadimed Corporation	4.1%
Hillman Solutions Corporation	4.0%
Universal Technical Institute, Inc.	3.9%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Discovery Fund - Investors Class (CMCMX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-SAR 033126-CMCMX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Conestoga Funds

SMALL CAP FUND

SMID CAP FUND

DISCOVERY FUND

M a n a g e d B y

SEMI-ANNUAL
FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION

March 31, 2026
(Unaudited)

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	21
Additional Information	36

CONESTOGA SMALL CAP FUND Schedule of Investments March 31, 2026 (Unaudited)
COMMON STOCKS — 100.7%	Shares	Value
Basic Materials — 8.9%
Metal Fabricating — 4.6%
RBC Bearings, Inc. (a)	190,810	$103,632,727

Specialty Chemicals — 4.3%
Balchem Corporation	564,125	95,607,905

Consumer Discretionary — 6.8%
Education Services — 3.5%
Bright Horizons Family Solutions, Inc. (a)	584,940	48,041,122
Universal Technical Institute, Inc. (a)	837,775	30,243,678
		78,284,800
Home Improvement Retailers — 3.3%
SiteOne Landscape Supply, Inc. (a)	547,790	72,916,327

Consumer Staples — 1.1%
Nondurable Household Products — 1.1%
WD-40 Company	124,076	25,304,060

Health Care — 16.6%
Biotechnology — 2.3%
Vericel Corporation (a)	1,555,620	50,044,295

Medical Equipment — 11.6%
Artivion, Inc. (a)	727,620	26,645,444
LeMaitre Vascular, Inc.	952,776	104,014,556
Merit Medical Systems, Inc. (a)	1,029,730	70,979,289
Repligen Corporation (a)	489,135	57,629,886
		259,269,175
Medical Supplies — 2.7%
Stevanato Group S.p.A. (b)	4,381,616	60,247,220

Industrials — 38.7%
Building Materials: Other — 2.0%
Simpson Manufacturing Company, Inc.	254,255	43,635,243

Building: Climate Control — 3.0%
AAON, Inc.	621,422	51,422,671
Legence Corporation - Class A (a)	281,635	15,901,112
		67,323,783

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 100.7% (Continued)	Shares	Value
Industrials — 38.7% (Continued)
Commercial Vehicles and Parts — 2.7%
Federal Signal Corporation	550,450	$59,525,663

Construction — 3.5%
Construction Partners, Inc. - Class A (a)	695,150	77,245,068

Defense — 3.7%
Karman Holdings, Inc. (a)	244,025	19,534,201
Mercury Systems, Inc. (a)	873,283	63,671,064
		83,205,265
Diversified Industrials — 7.3%
CSW Industrials, Inc.	261,325	68,096,068
ESCO Technologies, Inc.	339,875	95,630,629
		163,726,697
Electronic Equipment: Control & Filter — 5.0%
Crane NXT Company	239,140	9,706,693
Helios Technologies, Inc.	865,324	55,995,116
MSA Safety, Inc.	282,850	46,373,257
		112,075,066
Electronic Equipment: Gauges & Meters — 2.6%
Badger Meter, Inc.	83,700	12,751,695
Mirion Technologies, Inc. (a)	1,250,155	23,240,381
Transcat, Inc. (a)	313,764	23,045,966
		59,038,042
Electronic Equipment: Other — 2.5%
SPX Technologies, Inc. (a)	281,470	56,277,112

Engineering & Contracting Services — 2.4%
Exponent, Inc.	823,800	53,752,950

Machinery: Industrial — 2.0%
Enpro, Inc.	52,810	13,236,826
Kadant, Inc.	105,350	30,799,073
		44,035,899
Professional Business Support Services — 2.0%
UL Solutions, Inc. - Class A	514,920	44,133,793

Real Estate — 3.9%
Real Estate Services — 3.9%
FirstService Corporation	634,345	88,135,894

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 100.7% (Continued)	Shares	Value
Technology — 16.1%
Computer Services — 1.0%
Workiva, Inc. (a)	381,969	$22,776,812

Production Technology Equipment — 5.5%
Azenta, Inc. (a)	1,848,072	39,049,761
Novanta, Inc. (a)	709,590	83,809,675
		122,859,436
Software — 9.6%
Agilysys, Inc. (a)	448,031	31,872,925
BlackLine, Inc. (a)	1,122,615	41,536,755
CCC Intelligent Solutions Holdings, Inc. (a)	2,424,365	14,546,190
Descartes Systems Group, Inc. (The) (a)	938,531	67,161,279
nCino, Inc. (a)	1,381,450	20,694,121
Q2 Holdings, Inc. (a)	787,861	37,265,825
		213,077,095
Telecommunications — 4.1%
Telecommunications Equipment — 4.1%
Digi International, Inc. (a)(b)	1,908,774	92,002,907

Utilities — 4.5%
Waste & Disposal Services — 4.5%
Casella Waste Systems, Inc. - Class A (a)	1,262,295	100,150,485

Total Common Stocks (Cost $1,433,894,655)		$2,248,283,719

MONEY MARKET FUNDS — 0.2%
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.32% (c) (Cost $4,566,843)	4,566,843	$4,566,843

Total Investments at Value — 100.9% (Cost $1,438,461,498)		$2,252,850,562

Liabilities in Excess of Other Assets — (0.9%)		(20,865,033)

Net Assets — 100.0%		$2,231,985,529

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940 (Note 5).
(c)	The rate shown is the 7-day effective yield as of March 31, 2026.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS March 31, 2026 (Unaudited)
COMMON STOCKS — 99.1%	Shares	Value
Basic Materials — 9.1%
Metal Fabricating — 5.0%
RBC Bearings, Inc. (a)	45,630	$24,782,566

Specialty Chemicals — 4.1%
Balchem Corporation	122,520	20,764,689

Consumer Discretionary — 12.7%
Consumer Services: Miscellaneous — 4.2%
Rollins, Inc.	394,145	21,051,284

Education Services — 2.3%
Bright Horizons Family Solutions, Inc. (a)	136,935	11,246,472

Home Improvement Retailers — 2.4%
SiteOne Landscape Supply, Inc. (a)	88,000	11,713,680

Recreational Products — 2.1%
Pool Corporation	52,000	10,521,160

Recreational Vehicles & Boats — 1.7%
LCI Industries	70,000	8,608,600

Financials — 0.6%
Financial Data Providers — 0.6%
Clearwater Analytics Holdings, Inc. - Class A (a)	121,170	2,865,670

Health Care — 11.0%
Medical Equipment — 5.5%
Merit Medical Systems, Inc. (a)	195,453	13,472,575
Repligen Corporation (a)	115,820	13,645,912
		27,118,487
Medical Supplies — 5.5%
Bio-Techne Corporation	156,960	8,202,730
Stevanato Group S.p.A.	604,112	8,306,540
West Pharmaceutical Services, Inc.	43,980	11,023,147
		27,532,417
Industrials — 38.9%
Aerospace — 2.5%
HEICO Corporation - Class A	58,000	12,243,220

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.1% (Continued)	Shares	Value
Industrials — 38.9% (Continued)
Building Materials: Other — 2.3%
Simpson Manufacturing Company, Inc.	67,255	$11,542,303

Building: Climate Control — 4.6%
AAON, Inc.	95,000	7,861,250
Watsco, Inc.	41,265	15,011,794
		22,873,044
Construction — 3.7%
Construction Partners, Inc. - Class A (a)	164,215	18,247,571

Defense — 3.7%
Karman Holdings, Inc. (a)	50,700	4,058,535
Mercury Systems, Inc. (a)	199,155	14,520,391
		18,578,926
Diversified Industrials — 3.1%
CSW Industrials, Inc.	58,930	15,355,980

Electronic Equipment: Control & Filter — 2.4%
MSA Safety, Inc.	72,690	11,917,526

Electronic Equipment: Other — 3.1%
SPX Technologies, Inc. (a)	76,560	15,307,406

Engineering & Contracting Services — 2.7%
Exponent, Inc.	205,065	13,380,491

Machinery: Industrial — 3.8%
EVI Industries, Inc.	269,787	5,552,217
JBT Marel Corporation	63,945	8,176,647
Kadant, Inc.	18,660	5,455,251
		19,184,115
Machinery: Specialty — 3.0%
Graco, Inc.	177,690	15,041,459

Professional Business Support Services — 1.4%
UL Solutions, Inc. - Class A	81,940	7,023,077

Transaction Processing Services — 2.6%
Jack Henry & Associates, Inc.	83,355	13,173,424

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.1% (Continued)	Shares	Value
Real Estate — 4.0%
Real Estate Services — 4.0%
FirstService Corporation	144,385	$20,060,852

Technology — 18.2%
Computer Services — 1.7%
CACI International, Inc. - Class A (a)	9,385	5,104,220
Workiva, Inc. (a)	58,455	3,485,671
		8,589,891
Production Technology Equipment — 3.0%
Novanta, Inc. (a)	128,770	15,209,025

Software — 13.5%
CCC Intelligent Solutions Holdings, Inc. (a)	531,465	3,188,790
Descartes Systems Group, Inc. (The) (a)	220,100	15,750,356
Guidewire Software, Inc. (a)	93,000	13,909,080
nCino, Inc. (a)	244,810	3,667,254
Procore Technologies, Inc. (a)	139,235	7,936,395
Q2 Holdings, Inc. (a)	198,250	9,377,225
Tyler Technologies, Inc. (a)	38,510	13,185,054
		67,014,154
Utilities — 4.6%
Waste & Disposal Services — 4.6%
Casella Waste Systems, Inc. - Class A (a)	285,955	22,687,670

Total Common Stocks (Cost $420,054,239)		$493,635,159

MONEY MARKET FUNDS — 0.9%
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.32% (b) (Cost $4,585,217)	4,585,217	$4,585,217

Total Investments at Value — 100.0% (Cost $424,639,456)		$498,220,376

Liabilities in Excess of Other Assets — (0.0%) (c)		(245,311)

Net Assets — 100.0%		$497,975,065

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2026.
(c)	Percentage rounds to less than 0.1%.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND SCHEDULE OF INVESTMENTS March 31, 2026 (Unaudited)
COMMON STOCKS — 98.0%	Shares	Value
Consumer Discretionary — 6.5%
Education Services — 3.9%
Universal Technical Institute, Inc. (a)	5,375	$194,037

Specialty Retailers — 2.6%
Oddity Tech Ltd. - Class A (a)	9,410	125,906

Consumer Staples — 8.5%
Food Products — 5.7%
Mama’s Creations, Inc. (a)	18,280	280,415

Soft Drinks — 2.8%
Vita Coco Company, Inc. (The) (a)	2,920	139,897

Financials — 5.0%
Property & Casualty Insurance — 5.0%
Palomar Holdings, Inc. (a)	2,061	246,290

Health Care — 26.9%
Biotechnology — 11.9%
Alpha Teknova, Inc. (a)	31,806	91,919
Twist Bioscience Corporation (a)	5,675	269,676
Vericel Corporation (a)	7,004	225,319
		586,914
Health Care Facilities — 2.3%
U.S. Physical Therapy, Inc.	1,534	114,989

Medical Equipment — 12.7%
Artivion, Inc. (a)	4,300	157,466
BioLife Solutions, Inc. (a)	8,909	169,984
iRadimed Corporation	2,085	200,702
OrthoPediatrics Corporation (a)	6,221	98,727
		626,879
Industrials — 35.3%
Construction — 3.2%
Construction Partners, Inc. - Class A (a)	1,423	158,124

Electrical Components — 4.2%
Electrovaya, Inc. (a)	26,270	205,432

CONESTOGA DISCOVERY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.0% (Continued)	Shares	Value
Industrials — 35.3% (Continued)
Electronic Equipment: Control & Filter — 2.7%
Energy Recovery, Inc. (a)	13,345	$134,384

Electronic Equipment: Gauges & Meters — 4.4%
Transcat, Inc. (a)	2,995	219,983

Engineering & Contracting Services — 7.2%
Bowman Consulting Group Ltd. (a)	6,385	181,589
Willdan Group, Inc. (a)	2,276	174,251
		355,840
Industrial Suppliers — 6.7%
CryoPort, Inc. (a)	15,949	132,058
Hillman Solutions Corporation (a)	23,630	196,601
		328,659
Machinery: Industrial — 3.3%
Graham Corporation (a)	2,070	163,364

Professional Business Support Services — 3.6%
Montrose Environmental Group, Inc. (a)	8,065	176,543

Technology — 11.7%
Computer Services — 2.8%
Climb Global Solutions, Inc.	6,970	138,145

Software — 8.9%
N-able, Inc. (a)	25,210	117,731
Planet Labs PBC - Class A (a)	1,807	50,506
Q2 Holdings, Inc. (a)	2,960	140,008
TECSYS, Inc.	6,675	131,230
		439,475
Telecommunications — 4.1%
Telecommunications Equipment — 4.1%
Digi International, Inc. (a)	4,170	200,994

Total Common Stocks (Cost $4,273,467)		$4,836,270

CONESTOGA DISCOVERY FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.6%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.32% (b) (Cost $79,104)	79,104	$79,104

Total Investments at Value — 99.6% (Cost $4,352,571)		$4,915,374

Other Assets in Excess of Liabilities — 0.4%		19,071

Net Assets — 100.0%		$4,934,445

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2026.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA FUNDS Statements of Assets and Liabilities March 31, 2026 (Unaudited)
	Conestoga Small Cap Fund	Conestoga SMid Cap Fund	Conestoga Discovery Fund
ASSETS
Investments in unaffiliated securities, at cost	$1,293,643,405	$424,639,456	$4,352,571
Investments in affiliated securities, at cost	144,818,093	—	—
Total investments, at cost	$1,438,461,498	$424,639,456	$4,352,571
Investments in unaffiliated securities, at value (Note 2)	$2,100,600,435	$498,220,376	$4,915,374
Investments in affiliated securities, at value (Notes 2 & 5)	152,250,127	—	—
Total investments, at value	2,252,850,562	498,220,376	4,915,374
Receivable for capital shares sold	1,890,293	98,457	—
Receivable due from Adviser (Note 4)	—	—	37,351
Dividends and interest receivable	216,900	77,433	1,279
Other assets	57,573	33,425	21,073
Total assets	2,255,015,328	498,429,691	4,975,077

LIABILITIES
Payable for capital shares redeemed	17,764,373	88,377	—
Payable for investment securities purchased	3,441,371	—	—
Payable to Adviser (Note 4)	1,630,839	262,944	—
Accrued distribution and shareholder servicing fees (Note 4)	52,859	3,011	14,318
Accrued Trustees’ fees (Note 4)	64,469	64,469	1,263
Payable to administrator (Note 4)	34,266	11,272	6,608
Accrued legal fees	8,000	8,000	8,000
Accrued audit fees	8,238	8,238	8,238
Other accrued expenses	25,384	8,315	2,205
Total liabilities	23,029,799	454,626	40,632

CONTINGENCIES AND COMMITMENTS (NOTES 4 & 8)	$—	$—	$—
NET ASSETS	$2,231,985,529	$497,975,065	$4,934,445

NET ASSETS CONSIST OF:
Paid-in capital	$1,109,277,273	$427,126,421	$4,228,444
Accumulated earnings	1,122,708,256	70,848,644	706,001
NET ASSETS	$2,231,985,529	$497,975,065	$4,934,445

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$1,906,546,701	$473,186,840	$2,811,934
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	30,048,242	21,720,129	327,455
Net asset value, offering price and redemption price per share (Note 2)	$63.45	$21.79	$8.59
INVESTORS CLASS
Net assets applicable to Investors Class	$325,438,828	$24,788,225	$2,122,511
Investors Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,273,868	1,171,603	249,752
Net asset value, offering price and redemption price per share (Note 2)	$61.71	$21.16	$8.50

See accompanying notes to financial statements.

CONESTOGA FUNDS Statements of Operations For the Six Months Ended March 31, 2026 (Unaudited)
	Conestoga Small Cap Fund	Conestoga SMid Cap Fund	Conestoga Discovery Fund
INVESTMENT INCOME
Dividend income from unaffiliated investments	$5,323,201	$1,646,400	$7,038
Dividend income from affiliated investments (Note 5)	—	—	—
Foreign withholding taxes on dividends	(52,479)	(11,828)	(128)
Total investment income	5,270,722	1,634,572	6,910

EXPENSES
Management fees (Note 4)	13,565,975	2,456,542	26,474
Shareholder servicing fees (Note 4)
Institutional Class	775,343	137,018	1,504
Investors Class	107,536	7,488	572
Distribution fees - Investors Class (Note 4)	537,665	37,440	2,857
Trustees’ fees and expenses (Note 4)	134,557	134,557	5,315
Fund accounting fees (Note 4)	118,277	57,280	28,377
Legal fees	67,408	67,408	67,408
Transfer agent fees (Note 4)
Institutional Class	42,646	4,923	4,076
Investors Class	57,507	4,334	4,193
Custody and bank service fees	80,113	22,311	2,518
Registration and filing fees	41,712	25,120	23,127
Borrowing expenses (Note 10)	25,430	1,678	15
Audit and tax services fees	6,413	7,913	7,913
Postage and supplies	6,886	9,911	5,243
Insurance expense	16,381	3,362	30
Administration fees (Note 4)	5,475	5,475	5,475
Shareholder reporting expenses	6,499	3,746	3,674
Other expenses	80,092	23,230	13,463
Total expenses	15,675,915	3,009,736	202,234
Fee reductions and expense reimbursements by the Adviser (Note 4)	(1,680,073)	(515,444)	(166,286)
Net expenses	13,995,842	2,494,292	35,948

NET INVESTMENT LOSS	(8,725,120)	(859,720)	(29,038)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from unaffiliated investments	352,074,219	1,614,693	423,050
Net realized losses from affiliated investments (Note 5)	(12,109,410)	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(521,579,429)	(76,864,129)	(877,461)
Net change in unrealized appreciation (depreciation) on affiliated investments (Note 5)	(14,423,604)	—	—
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(196,038,224)	(75,249,436)	(454,411)

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(204,763,344)	$(76,109,156)	$(483,449)

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND Statements of Changes in Net Assets
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS
Net investment loss	$(8,725,120)	$(25,351,380)
Net realized gains from investments	339,964,809	163,361,511
Net change in unrealized appreciation (depreciation) on investments	(536,003,033)	(447,616,224)
Net change in net assets resulting from operations	(204,763,344)	(309,606,093)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(137,178,915)	—
Investors Class	(24,373,149)	—
Change in net assets from distributions to shareholders	(161,552,064)	—

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	235,659,760	593,921,486
Reinvestment of distributions to shareholders	106,116,096	—
Payments for shares redeemed	(1,073,614,259)	(902,011,103)
Net change in Institutional Class net assets from capital share transactions	(731,838,403)	(308,089,617)

Investors Class
Proceeds from shares sold	24,887,879	66,801,087
Reinvestment of distributions to shareholders	21,935,501	—
Payments for shares redeemed	(166,606,925)	(305,256,348)
Net change in Investors Class net assets from capital share transactions	(119,783,545)	(238,455,261)

TOTAL CHANGE IN NET ASSETS	(1,217,937,356)	(856,150,971)

NET ASSETS
Beginning of period	3,449,922,885	4,306,073,856
End of period	$2,231,985,529	$3,449,922,885

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS
Net investment loss	$(859,720)	$(2,704,782)
Net realized gains from investments	1,614,693	30,119,778
Net change in unrealized appreciation (depreciation) on investments	(76,864,129)	(53,528,389)
Net change in net assets resulting from operations	(76,109,156)	(26,113,393)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(11,506,642)	—
Investors Class	(664,009)	—
Change in net assets from distributions to shareholders	(12,170,651)	—

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	39,158,767	65,600,475
Reinvestment of distributions to shareholders	10,039,658	—
Payments for shares redeemed	(83,456,551)	(161,305,673)
Net change in Institutional Class net assets from capital share transactions	(34,258,126)	(95,705,198)

Investors Class
Proceeds from shares sold	1,147,780	2,438,447
Reinvestment of distributions to shareholders	589,684	—
Payments for shares redeemed	(5,684,438)	(10,229,846)
Net change in Investors Class net assets from capital share transactions	(3,946,974)	(7,791,399)

TOTAL CHANGE IN NET ASSETS	(126,484,907)	(129,609,990)

NET ASSETS
Beginning of period	624,459,972	754,069,962
End of period	$497,975,065	$624,459,972

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS
Net investment loss	$(29,038)	$(53,973)
Net realized gains from investments	423,050	227,247
Net change in unrealized appreciation (depreciation) on investments	(877,461)	1,084,694
Net change in net assets resulting from operations	(483,449)	1,257,968

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(29,018)	—
Investors Class	(23,167)	—
Change in net assets from distributions to shareholders	(52,185)	—

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	349,343	94,622
Reinvestment of distributions to shareholders	28,685	—
Payments for shares redeemed	(239,117)	(34,514)
Net change in Institutional Class net assets from capital share transactions	138,911	60,108

Investors Class
Proceeds from shares sold	189,670	161,501
Reinvestment of distributions to shareholders	23,167	—
Payments for shares redeemed	(213,646)	(444,035)
Net change in Investors Class net assets from capital share transactions	(809)	(282,534)

TOTAL CHANGE IN NET ASSETS	(397,532)	1,035,542

NET ASSETS
Beginning of period	5,331,977	4,296,435
End of period	$4,934,445	$5,331,977

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND INSTITUTIONAL CLASS Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net asset value at beginning of period	$72.31		$78.28	$66.27	$59.06	$87.18	$63.19

Income (loss) from investment operations:
Net investment loss (a)	(0.19)		(0.47)	(0.33)	(0.29)	(0.45)	(0.56)
Net realized and unrealized gains (losses) on investments	(5.02)		(5.50)	12.95	9.93	(23.17)	24.55
Total from investment operations	(5.21)		(5.97)	12.62	9.64	(23.62)	23.99

Less distributions from net realized gains	(3.65)		—	(0.61)	(2.43)	(4.50)	—

Net asset value at end of period	$63.45		$72.31	$78.28	$66.27	$59.06	$87.18

Total return (b)	(7.56	%)(c)	(7.63%)	19.19%	16.54%	(28.62%)	37.96%

Net assets at end of period (000,000’s)	$1,907		$2,954	$3,527	$2,796	$2,359	$3,386

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.00	%(d)	0.99%	0.99%	0.98%	0.98%	0.98%
Ratio of net expenses to average net assets (e)	0.90	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment loss to average net assets (e)	(0.55	%)(d)	(0.61%)	(0.47%)	(0.44%)	(0.62%)	(0.69%)
Portfolio turnover rate	14	%(c)	17%	16%	13%	24%	19%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net asset value at beginning of period	$70.50		$76.46	$64.88	$57.97	$85.83	$62.33

Income (loss) from investment operations:
Net investment loss (a)	(0.25)		(0.61)	(0.47)	(0.41)	(0.59)	(0.70)
Net realized and unrealized gains (losses) on investments	(4.89)		(5.35)	12.66	9.75	(22.77)	24.20
Total from investment operations	(5.14)		(5.96)	12.19	9.34	(23.36)	23.50

Less distributions from net realized gains	(3.65)		—	(0.61)	(2.43)	(4.50)	—

Net asset value at end of period	$61.71		$70.50	$76.46	$64.88	$57.97	$85.83

Total return (b)	(7.66	%)(c)	(7.80%)	18.94%	16.33%	(28.78%)	37.70%

Net assets at end of period (000,000’s)	$325		$496	$779	$703	$642	$968

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.27	%(d)	1.26%	1.26%	1.26%	1.26%	1.25%
Ratio of net expenses to average net assets (e)	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets (e)	(0.75	%)(d)	(0.82%)	(0.67%)	(0.64%)	(0.82%)	(0.89%)
Portfolio turnover rate	14	%(c)	17%	16%	13%	24%	19%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net asset value at beginning of period	$25.52		$26.49	$20.98	$17.96	$26.13	$19.29

Income (loss) from investment operations:
Net investment loss (a)	(0.03)		(0.10)	(0.06)	(0.06)	(0.09)	(0.11)
Net realized and unrealized gains (losses) on investments	(3.19)		(0.87)	5.57	3.08	(8.08)	6.95
Total from investment operations	(3.22)		(0.97)	5.51	3.02	(8.17)	6.84

Less distributions from net realized gains	(0.51)		—	—	—	—	—

Net asset value at end of period	$21.79		$25.52	$26.49	$20.98	$17.96	$26.13

Total return (b)	(12.82	%)(c)	(3.66%)	26.26%	16.82%	(31.27%)	35.46%

Net assets at end of period (000’s)	$473,187		$591,190	$711,283	$340,636	$272,623	$357,479

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.02	%(d)	0.99%	1.02%	1.07%	1.07%	1.10%
Ratio of net expenses to average net assets (e)	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment loss to average net assets (e)	(0.28	%)(d)	(0.38%)	(0.27%)	(0.29%)	(0.41%)	(0.47%)
Portfolio turnover rate	10	%(c)	11%	10%	9%	15%	17%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net asset value at beginning of period	$24.83		$25.84	$20.52	$17.60	$25.68	$19.01

Income (loss) from investment operations:
Net investment loss (a)	(0.06)		(0.16)	(0.12)	(0.11)	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	(3.10)		(0.85)	5.44	3.03	(7.93)	6.84
Total from investment operations	(3.16)		(1.01)	5.32	2.92	(8.08)	6.67

Less distributions from net realized gains	(0.51)		—	—	—	—	—

Net asset value at end of period	$21.16		$24.83	$25.84	$20.52	$17.60	$25.68

Total return (b)	(12.93	%)(c)	(3.91%)	25.93%	16.59%	(31.46%)	35.09%

Net assets at end of period (000’s)	$24,788		$33,270	$42,787	$42,937	$44,183	$64,189

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.36	%(d)	1.31%	1.34%	1.38%	1.36%	1.36%
Ratio of net expenses to average net assets (e)	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets (e)	(0.54	%)(d)	(0.63%)	(0.51%)	(0.54%)	(0.66%)	(0.71%)
Portfolio turnover rate	10	%(c)	11%	10%	9%	15%	17%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Period Ended Sept. 30, 2022(a)
Net asset value at beginning of period	$9.54		$7.33	$6.35	$7.07	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.05)		(0.09)	(0.06)	(0.06)	(0.06)
Net realized and unrealized gains (losses) on investments	(0.80)		2.30	1.04	(0.66)	(2.87)
Total from investment operations	(0.85)		2.21	0.98	(0.72)	(2.93)

Less distributions from net realized gains	(0.10)		—	—	—	—

Net asset value at end of period	$8.59		$9.54	$7.33	$6.35	$7.07

Total return (c)	(9.01	%)(d)	30.15%	15.43%	(10.18%)	(29.30	%)(d)

Net assets at end of period (000’s)	$2,812		$2,970	$2,222	$1,864	$2,075

Ratios/supplementary data:
Ratio of total expenses to average net assets	7.43	%(e)	7.08%	8.13%	11.38%	9.08	%(e)
Ratio of net expenses to average net assets (f)	1.25	%(e)	1.25%	1.25%	1.25%	1.25	%(e)
Ratio of net investment loss to average net assets (f)	(0.99	%)(e)	(1.05%)	(0.87%)	(0.88%)	(0.90	%)(e)
Portfolio turnover rate	31	%(d)	31%	32%	23%	27	%(d)

(a)	Represents the period from the commencement of operations as a series of Conestoga Funds (December 20, 2021) through September 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Period Ended Sept. 30, 2022(a)
Net asset value at beginning of period	$9.46		$7.28	$6.32	$7.05	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.06)		(0.11)	(0.08)	(0.08)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.80)		2.29	1.04	(0.65)	(2.88)
Total from investment operations	(0.86)		2.18	0.96	(0.73)	(2.95)

Less distributions from net realized gains	(0.10)		—	—	—	—

Net asset value at end of period	$8.50		$9.46	$7.28	$6.32	$7.05

Total return (c)	(9.19	%)(d)	29.95%	15.19%	(10.35%)	(29.50	%)(d)

Net assets at end of period (000’s)	$2,123		$2,362	$2,075	$140	$184

Ratios/supplementary data:
Ratio of total expenses to average net assets	7.92	%(e)	7.72%	7.76%	23.00%	13.66	%(e)
Ratio of net expenses to average net assets (f)	1.50	%(e)	1.50%	1.50%	1.50%	1.50	%(e)
Ratio of net investment loss to average net assets (f)	(1.24	%)(e)	(1.30%)	(1.15%)	(1.13%)	(1.14	%)(e)
Portfolio turnover rate	31	%(d)	31%	32%	23%	27	%(d)

(a)	Represents the period from the commencement of operations as a series of Conestoga Funds (December 20, 2021) through September 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

1. Organization

Conestoga Funds (the “Trust”) was organized as a Delaware statutory trust on February 5, 2002. The Trust consists of three series, the Conestoga Small Cap Fund (the “Small Cap Fund”), the Conestoga SMid Cap Fund (the “SMid Cap Fund”), and the Conestoga Discovery Fund (the “Discovery Fund”) (individually, a “Fund” and collectively, the “Funds”). The Trust is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund’s investment objective is to achieve long-term growth of capital. Each Fund currently offers two classes of shares, Institutional Class and Investors Class. The Discovery Fund commenced operations on December 20, 2021.

Each Fund’s two classes of shares represent interests in the same portfolio of investments, and have the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes, with the share classes differing primarily in the expenses to which they are subject and investment minimums. Institutional Class shares are sold without any sales loads or distribution fees but are subject to a shareholder servicing fee of up to 0.10% of the average daily net assets allocable to Institutional Class shares and require a $250,000 initial investment. Investors Class shares are sold without any sales loads but are subject to a distribution fee of up to 0.25% and a shareholder servicing fee of up to 0.25% of the average daily net assets allocable to Investors Class shares and require a $2,500 initial investment. The Board of Trustees of the Trust (the “Board” and the members thereof, “Trustees”) has determined to limit the shareholder servicing fees paid by Investors Class shares of each Fund to 0.05% of the average daily net assets allocable to Investors Class shares until at least September 30, 2026.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting – The management team of Conestoga Capital Advisors, LLC (the “Adviser”), compromised of the Managing Partners as well as the Funds’ Treasurer, acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) – Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Fund Management concluded that there is no material impact on the Funds’ financial statements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by the Adviser as the Funds’ valuation designee (in such capacity, the “Valuation Designee”), in accordance with procedures established by and under the general supervision of the Board pursuant to Rule 2a-5 under the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted Pricing and Valuation Guidelines conforming to Rule 2a-5, effective September 8, 2022, and designated the Adviser as Valuation Designee for each of the Funds. Under these procedures, securities held by the Funds may be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of March 31, 2026:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,248,283,719	$—	$—	$2,248,283,719
Money Market Funds	4,566,843	—	—	4,566,843
Total	$2,252,850,562	$—	$—	$2,252,850,562

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$493,635,159	$—	$—	$493,635,159
Money Market Funds	4,585,217	—	—	4,585,217
Total	$498,220,376	$—	$—	$498,220,376

Conestoga Discovery Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,836,270	$—	$—	$4,836,270
Money Market Funds	79,104	—	—	79,104
Total	$4,915,374	$—	$—	$4,915,374

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry and sector type. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended March 31, 2026.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Cash – Each Fund’s cash may be held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation limit of $250,000. As of March 31, 2026, none of the Funds had a cash balance held in a deposit sweep account.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Distributions to shareholders – Each Fund distributes to its shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the six months ended March 31, 2026 and year-ended September 30, 2025 were as follows:

Conestoga Small Cap Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
March 31, 2026	$—	$161,552,064	$161,552,064
September 30, 2025	$—	$—	$—

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Conestoga SMid Cap Fund	Ordinary Income	Long-Term Capital Gain	Total
March 31, 2026	$—	$12,170,651	$12,170,651
September 30, 2025	$—	$—	$—

Conestoga Discovery Fund	Ordinary Income	Long-Term Capital Gain	Total
March 31, 2026	$—	$52,185	$52,185
September 30, 2025	$—	$—	$—

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent each Fund distributes substantially all of its taxable net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of March 31, 2026:

	Small Cap Fund	SMid Cap Fund	Discovery Fund
Tax cost of investments	$1,456,002,509	$425,969,903	$4,380,023
Gross unrealized appreciation	$960,680,652	$124,567,292	$1,221,420
Gross unrealized depreciation	(163,832,599)	(52,316,819)	(686,069)
Net unrealized appreciation	796,848,053	72,250,473	535,351
Accumulated ordinary loss	(27,124,407)	(2,831,790)	(69,906)
Other gains	352,984,610	1,429,961	380,427
Capital loss carryforwards	—	—	(139,871)
Accumulated earnings	$1,122,708,256	$70,848,644	$706,001

The difference between the federal income tax cost of investments and the financial statement cost of portfolio investments for the Funds are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the year ended September 30, 2025, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	Small Cap Fund	SMid Cap Fund	Discovery Fund
Short-term capital loss carryforwards	$—	$—	$—
Long-term capital loss carryforwards	—	—	139,871
Total	$—	$—	$139,871

These CLCFs, which do not expire, are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gain distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the six months ended March 31, 2026, the Funds did not incur any interest and penalties.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were as follows:

	Small Cap Fund	SMid Cap Fund	Discovery Fund
Purchases of investment securities	$399,218,198	$55,997,041	$1,782,625
Proceeds from sales of investment securities	$1,251,730,499	$93,106,156	$1,608,708

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Small Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Small Cap Fund. For these services, the Small Cap Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 0.90% of its average daily net assets. The Adviser has contractually agreed to limit the Small Cap Fund’s net annual operating expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.90% (for the Institutional Class) of average daily net assets until at least January 31, 2027. During the six months ended March 31, 2026, the Adviser reduced its management fees of $13,565,975 from the Small Cap Fund by $551,051 and reimbursed other operating expenses of $1,129,022 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of March 31, 2026, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2026	September 30, 2027	March 31, 2028	Total
Small Cap Fund	$2,081,996	$3,938,837	$1,680,073	$7,700,906

During the six months ended March 31, 2026, the Adviser did not recover any previous management fee reductions or expense reimbursements from the Small Cap Fund.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The SMid Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the SMid Cap Fund. For these services, the SMid Cap Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 0.85% of its average daily net assets. The Adviser has contractually agreed to limit the SMid Cap Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.85% (for the Institutional Class) of average daily net assets until at least January 31, 2027. During the six months ended March 31, 2026, the Adviser reduced its management fees of $2,456,542 from the SMid Cap Fund by $340,090 and reimbursed other operating expenses of $175,354 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of March 31, 2026, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2026	September 30, 2027	March 31, 2028	Total
SMid Cap Fund	$461,767	$1,014,052	$515,444	$1,991,263

During the six months ended March 31, 2026, the Adviser did not recover any previous management fee reductions or expense reimbursements from the SMid Cap Fund.

The Discovery Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Discovery Fund. For these services, the Discovery Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 1.00% of its average daily net assets. The Adviser has contractually agreed to limit the Discovery Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.50% (for the Investors Class) and 1.25% (for the Institutional Class) of average daily net assets until at least January 31, 2027. During the six months ended March 31, 2026, the Adviser did not collect any of its management fees of $26,474 from the Discovery Fund and reimbursed other operating expenses of $139,812 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of March 31, 2026, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the date as stated below:

	September 30, 2026	September 30, 2027	March 31, 2028	Total
Discovery Fund	$110,057	$277,218	$166,286	$553,561

During the six months ended March 31, 2026, the Adviser did not recover any previous management fee reductions or expense reimbursements from the Discovery Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Trust, on behalf of each Fund, has adopted a distribution plan (the “Distribution Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits each Fund to pay certain expenses associated with the distribution of Investors Class shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Distribution Plan provides that each Fund may reimburse the Distributor (hereinafter defined) for distribution expenses in an amount not exceeding, on an annual basis, 0.25% of the average daily net assets allocable to Investors Class shares. During the six months ended March 31, 2026, Investors Class shares of the Small Cap Fund, SMid Cap Fund and Discovery Fund incurred fees of $537,665, $37,440, and $2,857, respectively, under the Distribution Plan.

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan under which each Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. Each Fund may pay shareholder servicing fees in an amount not exceeding, on an annual basis, 0.10% of the average daily net assets allocable to the Institutional Class shares and 0.25% of the average daily net assets allocable to the Investors Class shares. The Board has approved a limitation on the shareholder servicing fees of 0.05% of the average daily net assets attributable

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

to Investors Class shares that will continue through at least September 30, 2026. During the six months ended March 31, 2026, the Funds incurred the following fees under the Shareholder Servicing Plan:

	Small Cap Fund	SMid Cap Fund	Discovery Fund
Institutional Class shares	$775,343	$137,018	$1,504
Investors Class shares	$107,536	$7,488	$572

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund accounting, transfer agency and certain administration services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs related to the pricing of its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor. An employee of Ultimus serves as the Trust’s Anti-Money Laundering Officer.

TRUSTEE COMPENSATION

Trustees affiliated with the Adviser are not compensated by the Trust for their services. Effective January 1, 2026, each Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) under the 1940 Act (“Independent Trustee”) receives a quarterly retainer of $16,750, $6,000 per quarterly and special in-person meeting, and $2,500 per special telephonic meeting. The Lead Independent Trustee receives an additional annual retainer of $45,500, and the Chair of the Audit Committee receives an additional annual retainer of $36,400, for their respective leadership roles. From January 1, 2025 through December 31, 2025, each Independent Trustee received a quarterly retainer of $17,750, $5,000 per quarterly and special in-person meeting, and $2,500 per special telephonic meeting. The Lead Independent Trustee received an additional annual retainer of $36,400, and the Chair of the Audit Committee received an additional annual retainer of $30,340, for their respective leadership roles. Each Fund pays its proportionate share of such fees.

PRINCIPAL HOLDERS OF FUND SHARES

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of March 31, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Funds.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Affiliated Issuers

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of the company. The industry and percentage of net assets for these holdings can be found on the Small Cap Fund’s Schedule of Investments. Further information on these holdings for the six months ended March 31, 2026 appears below:

	Digi International, Inc.	Mesa Laboratories, Inc.**
Percentage of Outstanding Voting Shares Owned	5.08%	0.00%
Shares at Beginning of Period	2,399,554	279,510
Shares Purchased During the Period	257,645	—
Shares Sold During the Period	(748,425)	(279,510)
Shares at End of Period	1,908,774	—
Market Value at Beginning of Period	$87,487,739	$18,729,965
Cost of Purchases During the Period	11,980,944	—
Cost of Sales During the Period	(28,896,634)	(24,995,226)
Change in Unrealized Appreciation (Depreciation)	21,430,858	6,265,261
Market Value at End of Period	$92,002,907	$—
Net Realized Gains (Losses) During the Period	$5,178,785	$(4,972,997)
Dividend Income Earned During the Period	$—	$—

	Stevanato Group S.p.A.	Transcat, Inc.*
Percentage of Outstanding Voting Shares Owned	8.81%	3.36%
Shares at Beginning of Period	4,718,031	656,099
Shares Purchased During the Period	554,635	—
Shares Sold During the Period	(891,050)	(342,335)
Shares at End of Period	4,381,616	313,764
Market Value at Beginning of Period	$121,489,298	$48,026,447
Cost of Purchases During the Period	8,991,666	—
Cost of Sales During the Period	(25,387,312)	(27,707,190)
Change in Unrealized Appreciation (Depreciation)	(44,846,432)	2,726,709
Market Value at End of Period	$60,247,220	$23,045,966
Net Realized Losses During the Period	$(9,968,621)	$(2,346,577)
Dividend Income Earned During the Period	$—	$—

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Total
Market Value at Beginning of Period	$275,733,449
Cost of Purchases During the Period	20,972,610
Cost of Sales During the Period	(106,986,362)
Change in Unrealized Appreciation (Depreciation)	(14,423,604)
Market Value at End of Period (with Transcat, Inc.)	$175,296,093
Market Value at End of Period (without Transcat, Inc.)	$152,250,127
Net Realized Losses During the Period	$(12,109,410)
Dividend Income Earned During the Period	$—

*	At March 31, 2026, the company was no longer qualified as an affiliate, although it was an affiliate company during the Small Cap Fund’s six month period.

**	As of March 31, 2026, the company was no longer held by the Small Cap Fund.

6. Capital Share Activity

The following table summarizes the capital share activity in Institutional Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Value	Shares	Value
Issued	3,393,006	$235,659,760	7,772,736	$593,921,486
Reinvested	1,553,449	106,116,096	—	—
Redeemed	(15,744,883)	(1,073,614,259)	(11,985,467)	(902,011,103)
Total	(10,798,428)	$(731,838,403)	(4,212,731)	$(308,089,617)

The following table summarizes the capital share activity in Investors Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Value	Shares	Value
Issued	367,517	$24,887,879	906,470	$66,801,087
Reinvested	330,006	21,935,501	—	—
Redeemed	(2,462,484)	(166,606,925)	(4,055,914)	(305,256,348)
Total	(1,764,961)	$(119,783,545)	(3,149,444)	$(238,455,261)

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the capital share activity in Institutional Class shares of the SMid Cap Fund:

	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Value	Shares	Value
Issued	1,612,127	$39,158,767	2,526,167	$65,600,475
Reinvested	411,968	10,039,658	—	—
Redeemed	(3,466,445)	(83,456,551)	(6,214,846)	(161,305,673)
Total	(1,442,350)	$(34,258,126)	(3,688,679)	$(95,705,198)

The following table summarizes the capital share activity in Investors Class shares of the SMid Cap Fund:

	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Value	Shares	Value
Issued	47,922	$1,147,780	95,394	$2,438,447
Reinvested	24,892	589,684	—	—
Redeemed	(240,933)	(5,684,438)	(411,657)	(10,229,846)
Total	(168,119)	$(3,946,974)	(316,263)	$(7,791,399)

The following table summarizes the capital share activity in Institutional Class shares of the Discovery Fund:

	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Value	Shares	Value
Issued	38,141	$349,343	12,010	$94,622
Reinvested	3,177	28,685	—	—
Redeemed	(25,032)	(239,117)	(4,098)	(34,514)
Total	16,286	$138,911	7,912	$60,108

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the capital share activity in Investors Class shares of the Discovery Fund:

	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025
	Shares	Value	Shares	Value
Issued	20,716	$189,670	18,339	$161,501
Reinvested	2,591	23,167	—	—
Redeemed	(23,358)	(213,646)	(53,636)	(444,035)
Total	(51)	$(809)	(35,297)	$(282,534)

7. Industry Risk

If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular industry. Under the Russell ICB Industry and Sector classification, equity companies are categorized within 11 industries and 45 sectors and 171 subsectors. As of March 31, 2026, the Funds had a significant value of their net assets invested in stocks within the Russell ICB industries as follows:

Fund	Russell ICB Industry	% Net Assets
Small Cap Fund	Industrials	38.7%
SMid Cap Fund	Industrials	38.9%
Discovery Fund	Industrials	35.3%
	Health Care	26.9%

The Funds consider companies to be “in the same industry” for purposes of industry concentration if the companies are categorized in the same Russell ICB subsector. None of the Funds concentrated their investments by investing more than 25% of their net assets in a single Russell ICB subsector.

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Recent Market Risk

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, trade disruption or other events may have a significant impact on a security or a Fund. These types of events and others like them may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include, but are not limited to, embargos, political actions, tariffs, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement, including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on an investment. The ultimate impact of these events on the financial performance of a Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

10. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by UMB Bank, NA (the “Custodian”). Accordingly, during the six months ended March 31, 2026, the Small Cap Fund, SMid Cap Fund and Discovery Fund incurred $25,430, $1,678 and $15 of borrowing costs charged by the Custodian, respectively.

11. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CONESTOGA FUNDS
Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At an in-person meeting held on November 19, 2025, the Board of Trustees (the “Board”) of the Conestoga Funds (the “Trust”) considered the annual renewals of the advisory agreements with Conestoga Capital Advisors, LLC (“CCA” or the “Adviser”) on behalf of the Conestoga Small Cap Fund (the “Small Cap Fund”), the Conestoga SMid Cap Fund (the “SMid Cap Fund”), the Conestoga Mid Cap Fund (the “Mid Cap Fund”) and the Conestoga Discovery Fund (the “Discovery Fund,” together with the Small Cap Fund, the SMid Cap Fund and the Mid Cap Fund, the “Funds,” and each, a “Fund”), respectively (the “Investment Advisory Agreements”), between each Fund and the Adviser.

In evaluating the Investment Advisory Agreements, generally the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) relied upon their knowledge of CCA, CCA’s services and the Funds, resulting from the Independent Trustees’ meetings and interactions with management historically and throughout the previous year. The Independent Trustees also relied upon written materials and oral presentations regarding the Investment Advisory Agreements, which the Independent Trustees had received as requested in preparation for their consideration of the Investment Advisory Agreements and initially discussed with CCA and the full Board earlier in the meeting. Among other materials, the Independent Trustees considered the report created by FUSE Research Network, LLC (“FUSE”), an independent, third-party service provider, which provided comparisons of the Funds’ fees and performance against a peer universe and peer group of similar mutual funds.

The Independent Trustees reviewed and considered the nature, extent and quality of the investment advisory services provided by CCA under the Investment Advisory Agreements, including portfolio management, investment research, equity securities trading and monitoring for best execution, and adviser resources dedicated to the Funds. The Independent Trustees also reviewed and considered the nature, extent and quality of the non-advisory and administrative services provided to the Funds by the Adviser, including accounting, clerical, bookkeeping, business management and planning, and the provision of supplies, office space and utilities. In addition, the Independent Trustees considered CCA’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Adviser’s capabilities in providing (or overseeing) the administrative, legal and compliance services needed to support the management

CONESTOGA FUNDS
Additional Information (Unaudited) (Continued)

of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered CCA’s willingness to add personnel as the Funds have grown to ensure that appropriate staffing levels were maintained.

Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as CCA’s ability to continue to provide these services based on the Adviser’s experience, operations, and resources and concluded that they supported the continuation of the Investment Advisory Agreements.

The Independent Trustees placed an emphasis on the investment performance of each of the Funds. The Independent Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its investment restrictions. While consideration was given to performance reports and discussions throughout the year, particular attention in assessing performance was given to information furnished in connection with the contract renewals. The Independent Trustees also took into consideration CCA’s explanations for each Fund’s performance, as well as the Adviser’s expectations for the acceptable performance of each Fund over longer-term periods. In addition, the Independent Trustees reviewed a Morningstar Risk Analysis for each of the Funds and considered CCA’s discussion of Fund performance on a risk-adjusted basis.

The Independent Trustees reviewed information comparing the Small Cap Fund’s total returns for various periods ended September 30, 2025 (annualized for periods greater than one year) to the performance of: (1) the Russell 2000 Growth Index, (2) five other comparable small cap mutual funds provided by CCA (the “Small Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the Small Cap Fund and thirteen other small growth funds with similar pricing characteristics (the “FUSE Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other small growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the Small Cap Fund (Investors Share Class) outperformed the Russell 2000 Growth Index for the 10-year period and underperformed the Index for the quarter, one-year, three-year and five-year periods and slightly underperformed for the since inception period. The Independent Trustees also considered the Fund’s performance against the Small Cap Peer Group, noting that the Fund (Investors Share Class) ranked fifth on a year-to-date and three-year annual return basis and fourth on a five-year annual return basis. The Independent Trustees reviewed the Small Cap Fund’s performance against the FUSE Peer Group, noting that the Small Cap Fund (Investors Class Shares) had underperformed the FUSE Peer Group median for the three-month, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2025. The Independent Trustees also reviewed the Small Cap Fund’s

CONESTOGA FUNDS
Additional Information (Unaudited) (Continued)

performance against the FUSE Peer Universe, noting that the Small Cap Fund (Investors Class Shares) had outperformed the FUSE Peer Universe median for the ten-year period ended September 30, 2025, but had underperformed for the three-month, one-year, three-year, five-year and since inception periods.

The Independent Trustees reviewed information comparing the SMid Cap Fund’s total returns for various periods ended September 30, 2025 (annualized for periods greater than one year) to the performance of: (1) the Russell 2500 Growth Index, (2) five other comparable smid cap mutual funds provided by CCA (the “SMid Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the SMid Cap Fund and fourteen other smid growth funds with similar pricing characteristics (the “FUSE Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other mid-cap growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the SMid Cap Fund (Investors Share Class) underperformed the Russell 2500 Growth Index for the quarter, year-to-date, one-year, three-year, five-year and since inception periods. The Independent Trustees also considered the Fund’s performance against the SMid Cap Peer Group, noting that the Fund (Investors Share Class) ranked fourth on a year-to-date and one-year annual return basis and third on a three-year annual return basis. The Independent Trustees reviewed the SMid Cap Fund’s performance against the FUSE Peer Group, noting that the SMid Cap Fund (Investors Class Shares) had outperformed the Peer Group median for the three-year, five-year, ten-year, and since inception periods ended September 30, 2025, but had underperformed for the three-month and one-year periods. The Independent Trustees also reviewed the SMid Cap Fund’s performance against the FUSE Peer Universe, noting that the SMid Cap Fund (Investors Class Shares) had outperformed the Peer Universe median for the ten-year period ended September 30, 2025, and underperformed for the three-moth, one-year, three-year, five-year and since inception periods.

With respect to the Mid Cap Fund, the Independent Trustees considered the limited performance history of the Fund. The Independent Trustees reviewed information comparing the Mid Cap Fund’s total returns for various periods ended September 30, 2025 (annualized for periods greater than one year) to the performance of: (1) the Russell Mid Cap Growth Index, (2) five other comparable mid cap mutual funds provided by CCA (the “Mid Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the Mid Cap Fund and twelve other mid-cap growth funds with similar pricing characteristics (the “FUSE Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other mid-cap growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the Mid Cap Fund (Investors Share Class) had underperformed the Russell Mid Cap Growth Index for the three-month, year-to-date, one-year and since inception periods ended September 30, 2025. The Independent

CONESTOGA FUNDS
Additional Information (Unaudited) (Continued)

Trustees also considered the Fund’s performance against the Mid Cap Peer Group, noting that the Fund (Investors Share Class) ranked fifth on a year-to-date basis and sixth on a one-year annual return basis. The Independent Trustees reviewed the Mid Cap Fund’s performance against the FUSE Peer Group, noting that the Mid Cap Fund (Investors Class Shares) had underperformed the FUSE Peer Group median for the three-month, one-year, three-year and since inception periods ended September 30, 2025. The Independent Trustees also reviewed the Mid Cap Fund’s performance against the FUSE Peer Universe, noting that the Mid Cap Fund (Investors Class Shares) had underperformed the FUSE Peer Universe median for the three-month, one-year, three-year and since inception periods ended September 30, 2025.

The Independent Trustees reviewed information comparing the Discovery Fund’s total returns for various periods ended September 30, 2025 (annualized for periods great than one year) to the performance of: (1) the Russell Micro Cap Growth Index, (2) five other comparable micro cap mutual funds provided by CCA (the “Micro Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the Discovery Fund and nine other micro cap growth funds with similar pricing characteristics (the “FUSE Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other small growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the Discovery Fund (Investors Share Class) had underperformed the Russell Micro Cap Growth Index for the three-month, year-to-date, one-year, and three-year periods ended September 30, 2025, but had outperformed the Index for the since inception period. The Independent Trustees also considered the Discovery Fund’s against the Micro Cap Peer Group, noting that the Discovery Fund (Investors Share Class) ranked second on a year-to-date basis and first on a one-year annual return basis. The Independent Trustee reviewed the Discovery Fund’s performance against the FUSE Peer Group, noting that the Discovery Fund (Investors Class Shares) had outperformed the FUSE Peer Group median for the one-year period, but had underperformed for the three-month, three-year and since inception periods ended September 30, 2025. The Independent Trustees also reviewed the Discovery Fund’s performance against the FUSE Peer Universe, noting that the Discovery Fund (Investors Class Shares) had outperformed the FUSE Peer Universe median for the three-month and one-year periods, but had underperformed for the three-year and since inception periods ended September 30, 2025.

Based on the foregoing, the Independent Trustees concluded that CCA’s performance in managing each of the Funds indicated that the Adviser’s continued management will benefit the Funds and their shareholders.

The Independent Trustees considered the Funds’ expense levels, including the effect of the Funds’ expense limitation arrangements with CCA, which apply on a Fund-by-Fund basis and require CCA to assume the operating expenses of the Funds (with exceptions)

CONESTOGA FUNDS
Additional Information (Unaudited) (Continued)

above a certain limit. The Independent Trustees considered the Adviser’s undertaking to continue such expense limitations until at least January 31, 2027, at current levels. The Independent Trustees compared the net expense ratios and net management fees of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and Discovery Fund to the net expense ratios and net management fees of each Fund’s respective FUSE Peer Group and FUSE Peer Universe. The Independent Trustees noted that the net management fee and net expense ratio for each Class of each Fund was in the 40th percentile or better of the FUSE Peer Group, except for: (1) the net advisory fee of the Small Cap Fund (Institutional Class Shares), which was four basis points higher than the median of the FUSE Peer Group and in the 64th percentile; and (2) the net expense ratio of the Discovery Fund (Investors Class Shares), which was in the 67th percentile of the FUSE Peer Group.

Overall, the Independent Trustees concluded that the management fees paid by the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and the Discovery Fund were reasonable in comparison to the management fees of the respective peer groups. The Independent Trustees also concluded that the management fees paid by the Funds to CCA were reasonable in comparison to the management fees charged by the Adviser to its other advisory clients, particularly when considering the nature of the services provided to Fund shareholders versus CCA’s other clients. While intending to continuously monitor the fee structures of the Funds, the Independent Trustees found their expense structures to be acceptable in view of the nature and structure of Fund operations, CCA’s contractual agreements to limit Fund operating expenses, and, with respect to the Mid Cap Fund and the Discovery Fund, the size of the Funds.

The Independent Trustees reviewed the costs of the services provided by CCA and discussed the profitability of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and Discovery Fund advisory relationships to the Adviser. The Independent Trustees considered “fall-out benefits” that could be derived by CCA from its relationship with the Funds. The Independent Trustees also considered CCA’s use of “soft dollar” arrangements. Under such arrangements, it was noted, brokerage commissions paid by the Funds and/or other accounts managed by CCA would be used to pay for research that a securities broker obtains from third parties. The Independent Trustees considered CCA’s representation that the Funds’ fee structures reflect economies of scale and considered the asset size of the Mid Cap Fund and the Discovery Fund and potential economies of scale in the future. The Independent Trustees also considered the entrepreneurial risk undertaken by CCA in managing and operating the Trust and the Funds and they considered the Adviser’s commitment to the continued successful operation of the Funds.

After further discussion and consultation with Independent Trustee counsel, the Independent Trustees agreed that they have been provided with sufficient information with which to approve the Investment Advisory Agreements for another year with respect to each of the Funds.

CONESTOGA FUNDS
Additional Information (Unaudited) (Continued)

Following further consideration of the foregoing factors and such other matters as were deemed relevant, with no single factor being determinative and each Trustee not necessarily attributing the same weight to each factor, the Independent Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by CCA to the Funds, as well as the costs that were incurred and benefits that were gained by the Adviser in providing such services. As a result, the Independent Trustees concluded that it was in the best interests of the Funds’ shareholders to approve the continuation of the Investment Advisory Agreements and the Independent Trustees determined to approve the Investment Advisory Agreements.

Interested Trustees

Robert M. Mitchell, Chairman and
Chief Executive Officer

Independent Trustees

Nicholas J. Kovich, Lead Independent Trustee
James G. Logue
Denise C. Marbach
M. Eugenie G. Logue
James R. Warren

Investment Adviser

Conestoga Capital Advisors, LLC
CrossPoint at Valley Forge
550 E. Swedesford Road, Suite 120
Wayne, PA 19087

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian

UMB Bank, NA
928 Grand Blvd.
Kansas City, MO 64106

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square Suite 2000
Philadelphia, PA 19103

Conestoga Funds’ Officers

Robert M. Mitchell, Chairman and
Chief Executive Officer
Duane R. D’Orazio, Secretary and Chief Compliance Officer
Joseph F. Monahan, Senior Vice President and Treasurer
Angela A. Simmons, Assistant Treasurer
Daniel D. Bauer, Assistant Treasurer
Neil Walker, Assistant Treasurer
Stephen L. Preston, Assistant Vice President
and Anti-Money Laundering Officer

This report is provided for the general information of the shareholders of the Conestoga Small Cap, SMid Cap and Discovery Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics: Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30.a-2(b)): Attached hereto.

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conestoga Funds

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Chief Executive Officer

Date	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Chief Executive Officer

Date	June 4, 2026

By (Signature and Title)*		/s/ Joseph F. Monahan
Joseph F. Monahan, Treasurer and Chief Financial Officer

Date	June 4, 2026

*	Print the name and title of each signing officer under his or her signature.